Goodwill and intangible assets - Type (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets	€ 1,086	€ 1,263
Customer relationships
Intangible assets
Intangible assets	605	923
Patents and licenses
Intangible assets
Intangible assets	316	151
Technologies and IPR&D
Intangible assets
Intangible assets	31	83
Tradenames and other
Intangible assets
Intangible assets	€ 134	€ 106